Commitments and Contingencies (Details Narrative) $ in Thousands							1 Months Ended		3 Months Ended								8 Months Ended	10 Months Ended	12 Months Ended
	Jun. 21, 2023 USD ($) Capacity	Apr. 27, 2023 USD ($) Capacity	Mar. 29, 2023 USD ($) Capacity	Mar. 06, 2023 USD ($) Capacity	Feb. 16, 2023 Capacity	Feb. 05, 2023 USD ($) Capacity	Aug. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) Vessel Capacity Installment	Jun. 30, 2025 USD ($) Capacity Installment Vessel	Sep. 30, 2024 USD ($) Installment Vessel Capacity	Jun. 30, 2024 USD ($) Installment Vessel Capacity	Mar. 31, 2024 USD ($) Capacity Vessel Installment	Sep. 30, 2023 USD ($) Installment Vessel Capacity	Jun. 30, 2023 USD ($)	Aug. 31, 2023 Capacity	Nov. 09, 2023 USD ($) Capacity	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) Capacity	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Vessel capacity in TEU | Capacity					5,300
Additions						$ 35,605												$ 66,733
Contractual Obligation									$ 298,065										$ 298,065
Deposits for vessels acquisitions									470,550										470,550	$ 444,897
Vessel capacity in DWT | Capacity	182,212	182,169	182,115	181,221		82,010											81,692	5,300		5,300
Other Assets, Noncurrent									62,804										62,804	$ 61,749
Initial direct costs																			69,165
Payment on delivery of Vessels																			4,500
Capitalized expenses	$ 2,574	$ 2,579	$ 3,028	$ 1,600		$ 1,305														1,166
Four Aframax/ LR2 newbuilding tanker vessels [Member]
Property, Plant and Equipment [Line Items]
Additions															$ 61,250
Two newbuilding Japanese MR2 Product Tanker vessels [Member]
Property, Plant and Equipment [Line Items]
Date of expected delivery of vessel								first half of 2026								second half of 2026
Increase (Decrease) in Deposits Outstanding								$ 18,000								$ 18,000
Lessee, Operating Lease, Description								ten								ten years
Other Assets, Noncurrent									13,184										13,184
Two newbuilding Japanese MR2 Product Tanker vessels [Member] | First installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions																					$ 9,000
One Newbuilding Capesize Vessel [Member]
Property, Plant and Equipment [Line Items]
Other Assets, Noncurrent									6,942										6,942
Two newbuilding Japanese MR2 Product Tankers [member]
Property, Plant and Equipment [Line Items]
Date of expected delivery of vessel							first half of 2027
Increase (Decrease) in Deposits Outstanding							$ 20,000
Lessee, Operating Lease, Description							ten years
Other Assets, Noncurrent									14,210										14,210
Two newbuilding Japanese MR2 Product Tankers [member] | First installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions																					$ 10,000
Four Aframax/ LR2 Newbuilding Scrubber-fitted Tanker Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel													4		4
Date of expected delivery of vessel															during 2026
Increase (Decrease) in Deposits Outstanding															$ 27,562
Number of installments | Installment															4
Contractual Obligation															$ 33,688
Advances for vessel acquisitions									49,000										49,000	55,125
Deposits for vessels acquisitions									104,125										104,125
Vessel capacity in DWT | Capacity													115,000		115,000
Additional features															$ 3,300
Four Aframax/ LR2 Newbuilding Scrubber-fitted Tanker Vessels [Member] | First Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Additions													$ 62,250
Date of expected delivery of vessel													during 2027
Increase (Decrease) in Deposits Outstanding													$ 34,238
Number of installments | Installment													4
Contractual Obligation													$ 28,012
Additional features													3,300
Four Aframax/ LR2 Newbuilding Scrubber-fitted Tanker Vessels [Member] | Other Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Additions													$ 63,000
Date of expected delivery of vessel													first half of 2028
Increase (Decrease) in Deposits Outstanding													$ 34,650
Number of installments | Installment													4
Contractual Obligation													$ 28,350
Advances for vessel acquisitions									6,225										6,225	62,625
Deposits for vessels acquisitions									68,850										68,850
Additional features													$ 3,300
Four Aframax/ LR2 Newbuilding Scrubber-fitted Tanker Vessels [Member] | First Two Vessels and Other Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Deposits for vessels acquisitions									82,200										82,200
Two Aframax/ LR2 Newbuilding Scrubber-fitted Tanker Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel											2			2
Vessel capacity in TEU | Capacity											115,000
Additions											$ 63,200			$ 61,250
Date of expected delivery of vessel														during the first half of 2027
Increase (Decrease) in Deposits Outstanding											$ 31,600			$ 27,562
Number of installments | Installment											4			4
Contractual Obligation											$ 31,600			$ 33,688
Advances for vessel acquisitions									6,125										6,125	$ 18,375
Deposits for vessels acquisitions									24,500										24,500
Vessel capacity in DWT | Capacity														115,000
Additional features											$ 3,300			$ 3,300
Two Aframax/ LR2 Newbuilding Scrubber-fitted Tanker Vessels [Member] | First installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions									18,960										18,960
Two Aframax/ LR2 Newbuilding Scrubber-fitted Tanker Vessels [Member] | Other Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Deposits for vessels acquisitions									18,960										18,960
Two TEU Newbuilding Methanol-ready And Scrubber-fitted Containerships [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel												2	2
Vessel capacity in TEU | Capacity												7,900	7,900
Additions												$ 102,750	$ 102,750
Date of expected delivery of vessel												second half of 2026 and the first half of 2027	2026
Increase (Decrease) in Deposits Outstanding												$ 82,200	$ 82,200
Number of installments | Installment												4	4
Contractual Obligation												$ 20,550	$ 20,550
Advances for vessel acquisitions									102,750										102,750
Deposits for vessels acquisitions									102,750										102,750
Additional features												$ 3,250	$ 3,250
Two TEU Newbuilding Methanol-ready And Scrubber-fitted Containerships [Member] | Other Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions									$ 82,200										$ 82,200
Four Teu New building Methanol Ready and Scrubber Fitted Container Ships [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel										4
Vessel capacity in TEU | Capacity										8,850
Additions										$ 113,250
Date of expected delivery of vessel										second half of 2027 and the first half of 2028
Increase (Decrease) in Deposits Outstanding										$ 79,275
Number of installments | Installment										4
Contractual Obligation										$ 33,975
Additional features										$ 1,845
Two Japanese Capesize Newbuildings Scrubber-fitted Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel										2
Date of expected delivery of vessel									second half of 2028 and the first quarter of 2029.
Increase (Decrease) in Deposits Outstanding									$ 10,000